Share capital, warrants and other capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended							12 Months Ended
	Feb. 22, 2021	Feb. 21, 2021	Feb. 19, 2021	Aug. 05, 2020	Jul. 07, 2020	Sep. 20, 2019	May 10, 2017	Feb. 28, 2021	Aug. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Feb. 28, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares					26,666,666										35,111,187
Proceeds from issuing common shares					$ 754										$ 20,100
Share price					$ 0.45
Warrant liability					$ 5,691
Transaction costs					1,420			$ 55,905	$ 55,905		$ 55,905	$ 55,905	$ 55,905		3,221	$ 2,767	$ 795
Gross proceeds from Issuance of common shares and warrants					12,000										34,200
Share capital					6,308
Warrants issued value					666
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Unrecognized compensation cost															$ 96	$ 43	$ 101
Unrecognized compensation cost expected to be recognized over weighted average period															1 year 6 months 14 days	1 year 5 months 4 days	1 year 2 months 15 days
Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares		3,478,261
Proceeds from issuing common shares		$ 4,500
Share price		$ 1.29
Registered Direct Offering [Member] | September 2019 Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants Issued														3,325,000
Public Offering [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares					$ 10,596
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares				12,427,876		3,325,000
Share price				$ 0.56325
Warrant liability				$ 3,944		$ 550
Gross proceeds from Issuance of common shares and warrants				$ 7,000		$ 4,988
Combined purchase price, description						The combined purchase price for one common share and one warrant was $1.50
Securities Purchase Agreement [Member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds from Issuance of common shares and warrants						$ 4,988
Securities Purchase Agreement [Member] | Unregistered Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants Issued				9,320,907
Warrants exercise price				$ 0.47
Warrant exercisable term description				five and one-half years
Securities Purchase Agreement [Member] | Unregistered Warrants [Member] | Placement Agent [Member]
IfrsStatementLineItems [Line Items]
Warrants Issued				869,952
Warrants exercise price				$ 0.7040625
Warrants expiry date				Aug. 03, 2025
Transaction costs				$ 327
Gross proceeds from Issuance of common shares and warrants				7,000
Share capital				3,056
Securities Purchase Agreement [Member] | Warrant Liability [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Transaction costs				421
Gross proceeds from Issuance of common shares and warrants				$ 748
2018 Long-Term Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of issued and outstanding common shares																	11.40%
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares		243,478
Proceeds from issuing common shares	$ 34,200
Non-cash transaction costs	3,221
Warrant liability	$ 1,897
Exercise price		$ 1.62
Warrants [Member] | Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares		2,608,696
Proceeds from issuing common shares		$ 3,900
Warrant liability		$ 311
Exercise price		$ 1.20
Warrants [Member] | Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Transaction costs						795
Gross proceeds from Issuance of common shares and warrants						3,457
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares	215,352				1,866,667
Proceeds from issuing common shares	$ 4,461
Share price					$ 0.5625
Option to purchase common stock	3,076,461
Warrants expiry date					Jul. 01, 2025
Warrants Liability [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares		$ 2,325
Share Capital [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares		2,174
Share Capital [Member] | Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Transaction costs						795
Gross proceeds from Issuance of common shares and warrants						$ 1,531
Share Capital and Warrants [Member]
IfrsStatementLineItems [Line Items]
Transaction costs		$ 600
Common Stock [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares					26,666,666
Investor Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares					26,666,666
Share price					$ 0.45
Warrants expiry date					Jul. 07, 2025
February 2020 Investor Warrants [Member] | Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Warrants Issued												2,608,696
February 2020 Placement Agent Warrants [Member] | Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Warrants Issued												243,478
August 2020 Investor Warrants [Member] | Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Warrants Issued										9,320,907
August 2020 Placement Agent Warrants [Member] | Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Warrants Issued										869,952
Top of range [member] | Stock Option Plan Prior to 2014 Amendment [Member]
IfrsStatementLineItems [Line Items]
Expected life of options granted							10 years
Top of range [member] | Stock Option Plan After to 2014 Amendment [Member]
IfrsStatementLineItems [Line Items]
Expected life of options granted							7 years
Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares			20,509,746
Proceeds from issuing common shares			$ 29,739
Share price			$ 1.45
Placement agent fees and other offering expenses			$ 2,837
Warrants Issued			1,435,682
Public Offering [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price			$ 1.8125
Warrants expiry date			Feb. 17, 2026
Public Offering [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Option to purchase common stock			3,076,461